DWS Small Cap Core Fund Investment Strategy - DWS Small Cap Core Fund	Jan. 27, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of small US companies with potential for above-average long-term total return. These companies are similar in size to the companies in the Russell 2000® Index (generally the 2,000 smallest companies out of the 3,000 largest companies in the US). While the market capitalization range of the Russell 2000® Index changes throughout the year, as of December 31, 2025, the market capitalization range of the Russell 2000® Index was between $14.65 million and $31.43 billion. The Russell 2000® Index is reconstituted annually every June.The fund intends to invest in companies whose market capitalizations fall within the normal range of the Russell 2000® Index. While the fund invests primarily in common stocks, it may invest up to 20% of its total assets in US government securities. While the fund invests mainly in US stocks, it may invest up to 20% of net assets in foreign securities.Management process. Portfolio management uses an active process that combines financial analysis with an assessment of corporate strategy and management quality. Portfolio management focuses on stocks that they believe are undervalued relative to their intrinsic worth. Portfolio management considers various fundamental factors including, but not limited to, free cash flow yield and return on invested capital in seeking to identify undervalued securities.Portfolio management generally considers environmental, social and governance (ESG) factors that it believes to be financially material. Given the nature of small cap companies’ more limited resources, portfolio management typically considers an issuer’s corporate governance, including governance structure and practices, management incentives, and alignment with shareholders’ interests in corporate decision making, to be of particular importance in evaluating the long-term prospects of such issuer, but may consider any other ESG factors that could also present risks or opportunities. Because small cap companies tend to be relatively early on in their operating histories, external rating companies may be unable to find ESG data for such companies.Portfolio management will normally sell a stock when its price reaches portfolio management’s expectations or portfolio management believes there has been a deterioration in the company’s fundamental value. A stock may also be sold when portfolio management believes that other investments offer better opportunities.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. In particular, portfolio management may use put options for hedging and volatility management purposes.The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.